Guarantees and Indemnities	12 Months Ended
May 31, 2011
Guarantees And Indemnities Abstract
Guarantees and Indemnities [Text Block]

18. GUARANTEES AND INDEMNITIES

We enter into various contracts that include indemnification and guarantee provisions as a routine part of our business activities. Examples of these contracts include asset purchase and sale agreements, surety bonds, financial assurances to regulatory agencies in connection with reclamation and closure obligations, commodity sale and purchase agreements, and other types of contractual agreements with vendors and other third parties. These agreements indemnify counterparties for matters such as reclamation and closure obligations, tax liabilities, environmental liabilities, litigation and other matters, as well as breaches by Mosaic of representations, warranties and covenants set forth in these agreements. In many cases, we are essentially guaranteeing our own performance, in which case the guarantees do not fall within the scope of the accounting and disclosures requirements under U.S. GAAP.

Our material guarantees and indemnities are as follows:

Guarantees to Brazilian Financial Parties. From time to time, we issue guarantees to financial parties in Brazil for certain amounts owed the institutions by certain customers of Mosaic. The guarantees are for all or part of the customers' obligations. In the event that the customers default on their payments to the institutions and we would be required to perform under the guarantees, we have in most instances obtained collateral from the customers. We monitor the nonperformance risk of the counterparties and have noted no material concerns regarding their ability to perform on their obligations. The guarantees generally have a one-year term, but may extend up to two years or longer depending on the crop cycle, and we expect to renew many of these guarantees on a rolling twelve-month basis. As of May 31, 2011, we have estimated the maximum potential future payment under the guarantees to be $55.9 million. The fair value of our guarantees is immaterial to the Consolidated Financial Statements as of May 31, 2011 and May 31, 2010.

Other Indemnities. Our maximum potential exposure under other indemnification arrangements can range from a specified dollar amount to an unlimited amount, depending on the nature of the transaction. Total maximum potential exposure under these indemnification arrangements is not estimable due to uncertainty as to whether claims will be made or how they will be resolved. We do not believe that we will be required to make any material payments under these indemnity provisions.

Because many of the guarantees and indemnities we issue to third parties do not limit the amount or duration of our obligations to perform under them, there exists a risk that we may have obligations in excess of the amounts described above. For those guarantees and indemnities that do not limit our liability exposure, we may not be able to estimate what our liability would be until a claim is made for payment or performance due to the contingent nature of these arrangements.